Label	Element	Value
Innovator Growth-100 Power Buffer ETF - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: 4.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.10%
Innovator Growth-100 Power Buffer ETF - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: 444.01 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Innovator Growth-100 Power Buffer ETF - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: 377.41 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)
Innovator Growth-100 Power Buffer ETF - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2025; Exercise Price: 517.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.00%)